STOCK OPTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	196,044	170,675
Number of Exercisable Options	95,356	55,287
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 24.75	$ 24.75
Number of Options	1,028	1,762
Expiry Date	Apr. 01, 2021	Apr. 01, 2021
Number of Exercisable Options	1,028	1,762
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 34.50	$ 34.50
Number of Options	630	651
Expiry Date	Jun. 20, 2021	Jun. 20, 2021
Number of Exercisable Options	630	651
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 34.50	$ 34.50
Number of Options	13,212	13,212
Expiry Date	Jul. 01, 2021	Jul. 01, 2021
Number of Exercisable Options	13,212	13,212
Stock Option Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 34.50	$ 34.50
Number of Options	944	944
Expiry Date	Feb. 17, 2022	Feb. 17, 2022
Number of Exercisable Options	944	944
Stock Option Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 183.00	$ 183.00
Number of Options	2,667	2,667
Expiry Date	Nov. 24, 2022	Nov. 24, 2022
Number of Exercisable Options	1,778	1,778
Stock Option Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 150.00	$ 150.00
Number of Options	12,912	13,289
Expiry Date	Dec. 14, 2022	Dec. 14, 2022
Number of Exercisable Options	10,889	11,178
Stock Option Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 142.50	$ 142.50
Number of Options	747	747
Expiry Date	Mar. 28, 2023	Mar. 28, 2023
Number of Exercisable Options	747	747
Stock Option Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 157.50	$ 157.50
Number of Options	2,887	2,887
Expiry Date	Mar. 28, 2023	Mar. 28, 2023
Number of Exercisable Options	2,887	2,887
Stock Option Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 150.00	$ 150.00
Number of Options	1,667	1,667
Expiry Date	Apr. 26, 2023	Apr. 26, 2023
Number of Exercisable Options	1,112	556
Stock Option Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 150.00	$ 150.00
Number of Options	1,667	5,000
Expiry Date	Aug. 08, 2023	Aug. 08, 2023
Number of Exercisable Options	1,667	1,667
Stock Option Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 105.00	$ 105.00
Number of Options	2,667	2,667
Expiry Date	Feb. 06, 2024	Feb. 06, 2024
Number of Exercisable Options	889	889
Stock Option Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 102.00	$ 102.00
Number of Options	1,667	1,667
Expiry Date	Feb. 13, 2024	Feb. 13, 2024
Number of Exercisable Options	1,667	1,111
Stock Option Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 142.50	$ 142.50
Number of Options	211	211
Expiry Date	Mar. 03, 2024	Mar. 03, 2024
Number of Exercisable Options	211	211
Stock Option Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 157.50	$ 157.50
Number of Options	816	816
Expiry Date	Mar. 03, 2024	Mar. 03, 2024
Number of Exercisable Options	816	816
Stock Option Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 142.50	$ 142.50
Number of Options	43	43
Expiry Date	Mar. 14, 2024	Mar. 14, 2024
Number of Exercisable Options	43	43
Stock Option Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 157.50	$ 157.50
Number of Options	164	164
Expiry Date	Mar. 14, 2024	Mar. 14, 2024
Number of Exercisable Options	164	164
Stock Option Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 142.50	$ 142.50
Number of Options	485	485
Expiry Date	Sep. 30, 2024	Sep. 30, 2024
Number of Exercisable Options	485	485
Stock Option Eighteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 157.50	$ 157.50
Number of Options	1,876	1,876
Expiry Date	Sep. 30, 2024	Sep. 30, 2024
Number of Exercisable Options	1,876	1,876
Stock Option Nineteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 142.50	$ 142.50
Number of Options	24	23
Expiry Date	Jun. 02, 2025	Jun. 02, 2025
Number of Exercisable Options	24	23
Stock Option Twenty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 157.50	$ 157.50
Number of Options	90	90
Expiry Date	Jun. 02, 2025	Jun. 02, 2025
Number of Exercisable Options	90	90
Stock Option Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 37.50	$ 37.50
Number of Options	442	442
Expiry Date	Dec. 30, 2025	Dec. 30, 2025
Number of Exercisable Options	442	442
Stock Option Twenty Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 142.50	$ 142.50
Number of Options	328	328
Expiry Date	Dec. 30, 2025	Dec. 30, 2025
Number of Exercisable Options	182	182
Stock Option Twenty Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 24.15	$ 24.15
Number of Options	81,436	81,436
Expiry Date	Sep. 01, 2027	Sep. 01, 2027
Number of Exercisable Options	13,573	13,573
Stock Option Twenty Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 23.25	$ 23.25
Number of Options	22,434	24,267
Expiry Date	Jan. 24, 2025	Jan. 24, 2025
Number of Exercisable Options	0	0
Stock Option Twenty Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 9.735
Number of Options	40,000
Expiry Date	Apr. 19, 2028
Number of Exercisable Options	40,000
Stock Option Twenty Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 6.93
Number of Options	5,000
Expiry Date	Jun. 10, 2025
Number of Exercisable Options	0
Stock Option Twenty Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 31.50
Number of Options		13,334
Expiry Date		Aug. 03, 2024
Number of Exercisable Options		0